SHARE-BASED PAYMENT - Restricted Stock Units (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares ¥ / shares
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 65,154		¥ 55,128		¥ 134,709
Restricted Stock Units
SHARE-BASED PAYMENT
Exercise price per share | $ / shares		$ 0		$ 0		$ 0
Vesting period (in years)	4 years		4 years		4 years
Reacquisition of non-vested shares, consideration	¥ 0		¥ 0		¥ 0
Recognized compensation expense service period	4 years		4 years		4 years
Aggregate fair value of the restricted shares at the grant dates	¥ 92,715
Weighted average grant-date fair value of non-vested shares | ¥ / shares	¥ 21.38	$ 21.38
Fair value per ordinary share on the grant-date | ¥ / shares	¥ 21,020	$ 21,020	¥ 79	$ 79	¥ 25,592	$ 25,592
Share-based compensation expense	¥ 22,838		¥ 3,598		¥ 25,434
Unrecognized compensation cost	¥ 31,415	$ 31,415
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	2 years 10 months 9 days
Weighted average grant date fair value (in RMB per share) | ¥ / shares	¥ 22.84		¥ 12.65		¥ 15.75
Restricted Shares
Balance at the beginning of the year (in shares) | shares	587,684
Granted (in shares) | shares	2,216,120		30,000		658,056
Vested (in shares) | shares	(986,962)
Balance at the end of the year (in shares) | shares	1,816,842		587,684
Restricted Stock Units | Share-based Compensation Award, Tranche One
SHARE-BASED PAYMENT
Vesting rights percentage	0.25%		0.25%		0.25%
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	3 years		3 years		3 years
Vesting rights percentage	0.75%		0.75%		0.75%